Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2026	$ 70,500	$ 6,000
2027 and thereafter	11,000
Total lease payments	178,500	6,000
Amount of lease payments representing interest	(18,155)
Total present value of operating lease liabilities	$ 160,345	$ 6,000